Note 8 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2018
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Cash, Cash balances at central banks and other demand deposit
Cash, cash balances at central banks and other demand deposits (Millions of euros)
	June 2018	December 2017
Cash on hand	5,370	6,220
Cash balances at central banks	25,184	31,718
Other demand deposits	6,725	4,742
Total	37,279	42,680